Annual Total Returns- JPMorgan Short-Intermediate Municipal Bond Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Short-Intermediate Municipal Bond Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.14%	1.26%	0.25%	1.80%	1.49%	(0.27%)	2.45%	1.25%	4.90%	3.51%